Retirement Plans and Postretirement Costs (Details 6) (USD $) In Thousands, unless otherwise specified	Jun. 29, 2014	Jun. 30, 2013
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	$ 104,340	$ 90,434
Level 1
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	49,398	59,392
Level 2
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	49,507	25,955
Level 3
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	5,435	5,087
Equity investments | Small Cap
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets		13,681
Equity investments | Mid Cap
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	10,866	9,048
Equity investments | Large Cap
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	21,920	18,039
Equity investments | International
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	11,728	17,600
Equity investments | Level 1 | Small Cap
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets		13,681
Equity investments | Level 1 | Mid Cap
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	10,866	9,048
Equity investments | Level 1 | Large Cap
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	21,920	18,039
Equity investments | Level 1 | International
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	11,728	17,600
Fixed Income Funds
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	26,655	22,407
Fixed Income Funds | Level 1
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	4,884	1,024
Fixed Income Funds | Level 2
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	21,771	21,383
Hedge Funds
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	5,435	5,087
Hedge Funds | Level 3
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	5,435	5,087
Cash and Cash Equivalents
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	27,736	4,572
Cash and Cash Equivalents | Level 2
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	$ 27,736	$ 4,572